TRADE PAYABLES AND OTHER (Tables)	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade payables and accrued liabilities

As at December 31		2019
($ millions)	2020	(Restated Note 4)
Trade payables	434	717
Other payables & accrued liabilities	346	288
Total trade payables and other	780	1,005